10Q SHARE-BASED AWARDS AND STOCK OPTIONS - Share-Based Awards (Details) - Restricted Stock Awards and Performance Units - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares
Unvested at beginning of period (in shares)	2,252	2,481	2,145	1,640
Granted (in shares)	1,446	1,225	1,322	1,496
Vested (in shares)	(1,027)	(1,224)	(1,041)	(756)
Forfeited (in shares)	(85)	(230)	(147)	(235)
Unvested at end of period (in shares)	2,586	2,252	2,481	2,145
Weighted-Average Grant-Date Fair Value
Unvested at beginning of period (in USD per share)	$ 126.07	$ 131.41	$ 159.04	$ 184.90
Granted (in USD per share)	105.35	128.97	112.81	137.51
Vested (in USD per share)	128.59	140.79	157.33	170.79
Forfeited (in USD per share)	111.46	119.07	128.18	164.06
Unvested at end of period (in USD per share)	$ 113.27	$ 126.07	$ 131.41	$ 159.04